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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-3070

                      Hilliard-Lyons Government Fund, Inc.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                P. O. Box 32760, Louisville, Kentucky 40232-2760
               -------------------------------------------------------
               (Address of principal executive offices)   (Zip code)

    Joseph C. Curry Jr.                     William A. Strench
    Hilliard-Lyons Government Fund, Inc.    Frost Brown Todd PLLC
    P. O. Box 32760                         400 West Market Street, 32/nd/ Floor
    Louisville, Kentucky 40232-2760         Louisville, Kentucky 40202-3363

                    (Name and address of agents for service)

Registrant's telephone number, including area code: (502) 588-8602

Date of fiscal year end: August 31

Date of reporting period: August 31, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

         The Annual Report to Stockholders follows.

                                                             September 18, 2003

Dear Shareholder:

We are pleased to present this report on the Hilliard-Lyons Government Fund, Inc. ("HLGF" or the "Fund") for the year ended August 31, 2003.

Assets of the Fund declined only modestly during a period of historically low interest rates. Net assets declined $60 million to $1.6 billion during the year compared to a decrease of $263 million in the year ended August 31, 2002. This decline is indicative of the money market fund industry as a whole.

Banks compete directly with retail money market funds for idle investor dollars. Money market funds pay their shareholders dividends earned from their investments while bank products can pay any rate set by the bank. Some banks have set artificially high rates on products such as money market deposit accounts. These rates are used to entice investors to move money to the bank in the hope they will then use other bank products.

The Federal Reserve (the "Fed") has cut the federal funds rate, which is the rate banks charge each other for overnight loans, thirteen times since the beginning of 2001 to its current rate of 1.00%, a 45 year low. This rate has a direct effect on loans that impact consumers from mortgages to credit card interest rates. As widely expected, at the latest meeting of the policymaking Federal Open Market Committee held September 16, 2003, the Fed left interest rates unchanged and indicated they do not believe rates will be increased any time soon. Economic data indicates the economy continues to strengthen, although job data is still troubling. There is some concern that the rate of inflation could become too low with a perceived minor risk of disinflation which could hamper the economic recovery just as it has started to strengthen.

Recent economic data on manufacturing, corporate profits and business spending coupled with guidance from the Fed has helped propel equity markets to recent high levels. The Dow Jones Industrial Average is up about 15% so far this year while the NASDAQ Composite Index is up about 41%, fueled by the many technology stocks included in that Index.

With short term interest rates at a 45 year low, the Fund's investment adviser, J.J.B. Hilliard, W.L. Lyons, Inc. (the "Adviser") recognizes that these are difficult times for shareholders. In light of these historically low rates, the Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. For the period April 1 through August 31, 2003, the Adviser waived over $1 million of fees. This fee waiver helped the Fund control expenses and added to the dividends paid by the Fund. The Fund's expense ratio for the year ended August 31, 2003 was .69% with the fee waiver, while it would have been .77% without the waiver. The Adviser may discontinue or modify this voluntary waiver in the future at its discretion.

In this time of historically low interest rates and economic uncertainty, the Fund strives to offer its shareholders both a high degree of credit safety and the highest possible current income consistent with the preservation of capital. The Fund also offers convenient features such as unlimited, free check-writing. As shown on the Schedule of Investments that follows, at August 31, 2003 the Fund was 100% invested in high quality, short term U.S. government agency securities. These securities offer a high degree of credit safety with the added benefit of income that flows through to shareholders as exempt from state income tax. Information on dividends paid by the Fund for the calendar year 2003 will be included with the Form 1099-Div which will be sent by the Adviser to all shareholders in January 2004.

We appreciate your investment in the Hilliard-Lyons Government Fund, Inc. and we will continue to do our best to manage the Fund for the benefit of our shareholders.

              /s/ Joseph C. Cury Jr. /s/ Dianna P. Wengler
              JOSEPH C. CURRY, JR    DIANNA P. WENGLER
              President              Vice President and Treasurer
                                     Portfolio Manager

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                            SCHEDULE OF INVESTMENTS
                                August 31, 2003

 Principal                                               Purchase Maturity
  Amount                                                  Yield     Date       Value
-----------   -                                          -------- -------- --------------
              U.S. GOVERNMENT AGENCY OBLIGATIONS--100.1%
$25,000,000   Federal Home Loan Bank Discount Note        1.085%  09/02/03 $   24,999,259
 39,000,000   Federal Home Loan Bank Discount Note        1.144   09/03/03     38,997,562
 21,000,000   Federal Home Loan Bank Discount Note        0.986   09/04/03     20,998,303
  1,684,000   Federal Home Loan Bank Discount Note        1.057   09/05/03      1,683,805
 20,000,000   Federal Home Loan Bank Discount Note        1.156   09/08/03     19,995,590
 13,000,000   Federal Home Loan Bank Discount Note        1.173   09/08/03     12,997,093
 25,000,000   Federal Home Loan Bank Discount Note        1.027   09/09/03     24,994,389
 38,935,000   Federal Home Loan Bank Discount Note        1.193   09/10/03     38,923,612
 24,000,000   Federal Home Loan Bank Discount Note        1.027   09/11/03     23,993,267
 20,000,000   Federal Home Loan Bank Discount Note        1.027   09/12/03     19,993,828
 33,000,000   Federal Home Loan Bank Discount Note        1.226   09/15/03     32,984,562
 20,000,000   Federal Home Loan Bank Discount Note        0.955   09/16/03     19,992,167
 19,000,000   Federal Home Loan Bank Discount Note        0.894   09/17/03     18,992,569
 20,000,000   Federal Home Loan Bank Discount Note        1.045   09/17/03     19,990,844
 25,000,000   Federal Home Loan Bank Discount Note        0.904   09/18/03     24,989,493
 20,800,000   Federal Home Loan Bank Discount Note        0.904   09/19/03     20,790,744
 20,000,000   Federal Home Loan Bank Discount Note        0.843   09/22/03     19,990,317
 20,000,000   Federal Home Loan Bank Discount Note        0.843   09/23/03     19,989,856
 21,000,000   Federal Home Loan Bank Discount Note        0.864   09/24/03     20,988,596
 13,000,000   Federal Home Loan Bank Discount Note        1.046   09/24/03     12,991,445
 30,000,000   Federal Home Loan Bank Discount Note        0.955   09/25/03     29,981,200
 20,000,000   Federal Home Loan Bank Discount Note        0.981   09/26/03     19,986,597
 30,000,000   Federal Home Loan Bank Discount Note        0.955   09/29/03     29,978,067
 21,000,000   Federal Home Loan Bank Discount Note        0.843   09/30/03     20,985,959
 30,000,000   Federal Home Loan Bank Discount Note        0.966   10/01/03     29,976,250
 15,000,000   Federal Home Loan Bank Discount Note        0.986   10/03/03     14,987,067
 18,500,000   Federal Home Loan Bank Discount Note        1.156   10/06/03     18,479,586
 24,000,000   Federal Home Loan Bank Discount Note        1.015   10/07/03     23,976,000
 25,000,000   Federal Home Loan Bank Discount Note        0.996   10/08/03     24,974,819
 23,000,000   Federal Home Loan Bank Discount Note        1.005   10/09/03     22,975,965
 34,000,000   Federal Home Loan Bank Discount Note        0.991   10/10/03     33,964,087
 22,000,000   Federal Home Loan Bank Discount Note        1.130   10/14/03     21,970,832
 23,000,000   Federal Home Loan Bank Discount Note        0.885   10/15/03     22,975,543
 19,000,000   Federal Home Loan Bank Discount Note        0.965   10/16/03     18,977,438
 39,000,000   Federal Home Loan Bank Discount Note        1.011   10/17/03     38,950,416
 27,000,000   Federal Home Loan Bank Discount Note        1.026   10/20/03     26,962,882
  6,300,000   Federal Home Loan Bank Discount Note        0.915   10/21/03      6,292,125
 40,000,000   Federal Home Loan Bank Discount Note        1.016   10/22/03     39,943,333
 26,000,000   Federal Home Loan Bank Discount Note        1.026   10/23/03     25,962,069
 33,200,000   Federal Home Loan Bank Discount Note        1.039   10/24/03     33,150,047

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                      SCHEDULE OF INVESTMENTS--continued
                                August 31, 2003

 Principal                                             Purchase     Maturity
  Amount                                                Yield         Date       Value
-----------                                            --------     -------- --------------
$30,000,000   Federal Home Loan Bank Discount Note      0.895%      10/27/03 $   29,958,933
 40,000,000   Federal Home Loan Bank Discount Note      0.895       10/28/03     39,944,267
 11,912,000   Federal Home Loan Bank Discount Note      1.069       10/29/03     11,891,810
 25,000,000   Federal Home Loan Bank Discount Note      1.078       10/31/03     24,955,833
 18,000,000   Federal Home Loan Bank Discount Note      1.057       11/05/03     17,966,200
 18,700,000   Federal Home Loan Bank Discount Note      0.931       11/07/03     18,668,155
 22,000,000   Federal Home Loan Bank Discount Note      1.006       11/10/03     21,957,650
 25,000,000   Federal Home Loan Bank Discount Note      1.057       11/12/03     24,948,000
 25,000,000   Federal Home Loan Bank Discount Note      1.057       11/14/03     24,946,556
 31,000,000   Federal Home Loan Bank Discount Note      1.045       11/17/03     30,931,904
 25,000,000   Federal Home Loan Bank Discount Note      1.049       11/19/03     24,943,383
 21,000,000   Federal Home Loan Bank Discount Note      1.052       11/21/03     20,951,096
 37,000,000   Federal Home Loan Bank Discount Note      1.047       11/26/03     36,908,959
 25,000,000   Federal Home Loan Bank Discount Note      1.018       11/28/03     24,938,889
 20,000,000   Federal Home Loan Bank Discount Note      1.058       12/01/03     19,947,422
 25,000,000   Federal Home Loan Bank Discount Note      1.018       12/03/03     24,935,417
 24,000,000   Federal Home Loan Bank Discount Note      1.017       12/09/03     23,934,000
 24,036,000   Federal Home Loan Bank Discount Note      1.019       12/31/03     23,955,212
 30,000,000   Federal Home Loan Bank Discount Note      0.978       01/02/04     29,901,600
 26,000,000   Federal Home Loan Bank Discount Note      1.054       01/09/04     25,902,825
 26,000,000   Federal Home Loan Bank Discount Note      1.069       01/16/04     25,896,108
 35,000,000   Federal Home Loan Bank Discount Note      1.105       01/21/04     34,850,348
 30,000,000   Federal Home Loan Bank Discount Note      1.115       02/04/04     29,857,780
 30,000,000   Federal Home Loan Bank Discount Note      1.111       02/11/04     29,851,942
 41,000,000   Federal Home Loan Bank Discount Note      1.116       02/18/04     40,787,996
                                                                             --------------
              TOTAL U. S. GOVERNMENT AGENCY OBLIGATIONS
              (at amortized cost--$1,608,459,868)                             1,608,459,868
                                                                             --------------
              TOTAL INVESTMENTS (100.1%) (at cost--$1,608,459,868*)          $1,608,459,868
                                                                             ==============

* Also represents cost for federal income tax purposes.

The percentage shown for each investment category is the total value of that category as a percentage of the total net assets of the Fund.

                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                                August 31, 2003

 ASSETS

  Investments, at value (at amortized cost--$1,608,459,868).... $1,608,459,868

  Cash.........................................................          2,873

  Prepaid expenses.............................................          7,710
                                                                --------------
        TOTAL ASSETS...........................................  1,608,470,451
                                                                --------------
 LIABILITIES

  Dividends payable............................................        357,662

  Due to affiliates--Note B

    Investment advisory fee....................................         82,748

    Shareholder servicing fee..................................        350,320

    Administrative fee.........................................        252,230

  Accrued directors fees.......................................         14,921

  Accrued expenses.............................................        178,166
                                                                --------------
        TOTAL LIABILITIES......................................      1,236,047
                                                                --------------
  NET ASSETS................................................... $1,607,234,404
                                                                ==============

    Shares of beneficial interest outstanding..................  1,607,234,404
                                                                ==============
    Net asset value per share
      (net assets / shares of beneficial interest outstanding).     $1.00
                                                                    =====


                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                            STATEMENT OF OPERATIONS

                      For the year ended August 31, 2003

     INVESTMENT INCOME

      Interest income........................................ $22,008,755
                                                              -----------

     EXPENSES

      Investment advisory fee--Note B........................   4,737,893

      Shareholder servicing fee--Note B......................   4,112,893

      Administrative fee--Note B.............................   2,961,283

      Printing and other expenses............................     227,331

      Insurance expense......................................     165,075

      Custodian fees.........................................     157,700

      Filing fees............................................      80,150

      Legal and audit fees...................................      65,965

      Transfer agent fees....................................      63,925

      Directors fees.........................................      40,000
                                                              -----------
        Total expenses.......................................  12,612,215
      Waiver of investment advisory fee--Note B..............  (1,239,115)
                                                              -----------

        Total net expenses...................................  11,373,100
                                                              -----------
        Net investment income................................  10,635,655
                                                              -----------
        Net increase in net assets resulting from operations. $10,635,655
                                                              ===========


                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                      STATEMENT OF CHANGES IN NET ASSETS

                                                               For the year ended August 31,
                                                             --------------------------------
                                                                   2003             2002
                                                             ---------------  ---------------
FROM OPERATIONS

 Net investment income...................................... $    10,635,655  $    28,105,327
                                                             ---------------  ---------------
   Net increase in net assets resulting from operations.....      10,635,655       28,105,327

DISTRIBUTIONS TO SHAREHOLDERS FROM

 Net investment income......................................  (   10,635,655)  (   28,105,327)
                                                             ---------------  ---------------
   Total distributions......................................  (   10,635,655)  (   28,105,327)
                                                             ---------------  ---------------

FROM CAPITAL SHARE TRANSACTIONS

 Net capital share transactions (at $1.00 per share)--Note C  (   60,010,826)  (  263,399,880)
                                                             ---------------  ---------------

NET ASSETS

 Beginning of year..........................................   1,667,245,230    1,930,645,110
                                                             ---------------  ---------------
 End of year................................................ $ 1,607,234,404  $ 1,667,245,230
                                                             ===============  ===============


                      See notes to financial statements.

                             FINANCIAL HIGHLIGHTS

   The following table includes selected data for a share of capital stock outstanding throughout each year and other performance information derived from the financial statements. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). The 2003 and 2002 information has been audited by Deloitte & Touche LLP. Information for the prior years was audited by another independent auditor, whose report expressed an unqualified opinion.

                                                   For the year ended August 31,
                                   -------------------------------------------------------------
                                        2003         2002        2001        2000        1999
                                   ----------     ----------  ----------  ----------  ----------
Net asset value, beginning of year      $1.00          $1.00       $1.00       $1.00       $1.00
                                   ----------     ----------  ----------  ----------  ----------
Net investment income.............        .01            .01         .05         .05         .05
                                   ----------     ----------  ----------  ----------  ----------

 Total from investment operations.        .01            .01         .05         .05         .05
                                   ----------     ----------  ----------  ----------  ----------

Less distributions:

 From net investment income.......       (.01)          (.01)       (.05)       (.05)       (.05)
                                   ----------     ----------  ----------  ----------  ----------
 Total distributions..............       (.01)          (.01)       (.05)       (.05)       (.05)
                                   ----------     ----------  ----------  ----------  ----------
Net asset value, end of year......      $1.00          $1.00       $1.00       $1.00       $1.00
                                   ==========     ==========  ==========  ==========  ==========
Total investment return...........        .63%          1.44%       5.14%       5.52%       4.65%

SUPPLEMENTAL DATA

 Net assets, end of year
   (000's omitted)................ $1,607,234     $1,667,245  $1,930,645  $1,366,422  $1,108,817

RATIOS TO AVERAGE NET ASSETS

 Operating expenses...............        .69%(a)        .65%        .44%        .48%        .46%

 Net investment income............        .65%(a)       1.53%       4.92%       5.41%       4.55%

(a)Net of voluntary investment advisory fee waiver by the Adviser. If the Fund had paid the full investment advisory fee, the annualized ratios of expenses and net investment income to average net assets would have been .77% and .57%, respectively, for the year ended August 31, 2003.


                      See notes to financial statements.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.
                         NOTES TO FINANCIAL STATEMENTS
                                AUGUST 31, 2003

NOTE A--ACCOUNTING POLICIES

Hilliard-Lyons Government Fund, Inc. (the "Fund") is a diversified open-end management investment company registered under the Investment Company Act of 1940 (the "1940 Act"), as amended. The Fund was incorporated in June 1980 under the laws of the state of Maryland. The primary investment objective of the Fund is to provide investors with liquidity and the highest possible level of current income consistent with the preservation of capital.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation: The Fund employs the amortized cost method of security valuation for U.S. Government securities in accordance with Rule 2a-7 of the 1940 Act. The Board of Directors (the "Board") monitors deviations between net asset value per share as determined by using available market quotations and the amortized cost method of security valuation. If the deviation in the aggregate is significant, the Board considers what action, if any, should be initiated to provide fair valuation.

Repurchase Agreements: Repurchase agreements are fully collateralized by U.S. Treasury and U.S. Government Agency obligations. It is the policy of the Fund to take possession of collateral. U.S. Treasury and U.S. Government Agency obligations pledged as collateral for repurchase agreements are held by the Fund's custodian bank until maturity of the repurchase agreements. Provisions of the agreements provide that the market value of the collateral plus accrued interest on the collateral is greater than or equal to the repurchase price plus accrued interest at all times. In the event of default or bankruptcy by the other party to the agreements, the Fund maintains the right to sell the underlying securities at market value; however, realization and/or retention of the collateral may be subject to legal proceedings.

Federal Income Taxes: It is the policy of the Fund to continue to qualify under the Internal Revenue Code as a regulated investment company and to distribute all of its taxable income to shareholders, thereby relieving the Fund of federal income tax liability.

Dividends to Shareholders: The net investment income of the Fund is determined on each business day and is declared as a dividend payable to shareholders of record daily and is paid monthly. The tax character of distributions paid during 2003 and 2002 was as follows:

                                        For the year ended August 31,
                                        -----------------------------
                                           2003           2002
                                         -----------    -----------
                Distributions paid from
                 ordinary income....... $10,635,655    $28,105,327
                                         -----------    -----------
                Total Distributions.... $10,635,655    $28,105,327

Investment Transactions: Investment transactions are accounted for on the date the securities are bought or sold. Income is accrued daily. Discounts on securities purchased are amortized over the lives of the respective securities. Net realized gains and losses on sales of investments, if any, are determined on the basis of identified cost.

Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements. Estimates also affect the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE B--INVESTMENT ADVISORY FEES & OTHER TRANSACTIONS WITH AFFILIATES

On October 9, 2002, the Fund renewed its investment advisory agreement with J.J.B Hilliard W.L. Lyons, Inc. (the "Adviser"). Under the investment advisory agreement, the Adviser supervises investment operations of the Fund and the composition of its portfolio, and furnishes advice and recommendations with respect to investments and the purchase and sale of securities in accordance with the Fund's investment objectives, policies and restrictions; subject, however, to the general supervision and control of the Fund's Board. For the services the Adviser renders, the Fund has agreed to pay the Adviser an annual advisory fee of 1/2 of 1% of the first $200 million of average daily net assets, 3/8 of 1% of the next $100 million of average daily net assets, and 1/4 of 1% of the average daily net assets in excess of $300 million. Such fee is accrued daily and paid monthly. The Adviser has agreed to reimburse the Fund if total operating expenses of the Fund, excluding taxes, interest and extraordinary expenses (as defined), exceed on an annual basis 1 1/2% of the first $30 million of average daily net assets and 1% of average daily net assets over $30 million. There was no reimbursement required for the year ended August 31, 2003. The Adviser voluntarily agreed to waive a portion of its advisory fee beginning April 1, 2003. The Adviser may discontinue or modify any such voluntary waiver at its discretion. The Adviser waived $1,239,115 for the period April 1, 2003 through August 31, 2003.

The Fund has entered into a separate shareholder and administration services agreement (the "Administration Agreement") with the Adviser. Under the Administration Agreement, the Adviser provides certain shareholder and administrative functions for the Fund, including but not limited to: (i) preparing and mailing monthly statements to shareholders; (ii) forwarding shareholder communications from the Fund; (iii) responding to inquiries from shareholders concerning their investments in the Fund; (iv) maintaining account information relating to shareholders that invest in the fund; and (v) processing purchase, exchange and redemption requests from shareholders and placing orders and appropriate documentation with the Fund or its service providers. For its services to the Fund under the Administration Agreement, the Adviser receives a monthly fee from the Fund at the annual rate of .25% of the Fund's average daily net assets for shareholder services and .18% of the Fund's average daily net assets for administration services.

No compensation is paid by the Fund to officers of the Fund and directors who are affiliated with the Adviser. The Fund pays each unaffiliated director an annual retainer of $5,000 and the audit committee chairman an annual retainer of $3,000, a fee of $1,000 for each board or committee meeting attended, and all expenses the directors incur in attending meetings. Total fees paid to directors for the year ended August 31, 2003 were $45,000. Transfer agent fees are paid to State Street Bank & Trust Co.

NOTE C--CAPITAL STOCK

At August 31, 2003, there were 2,500,000,000 shares of $.01 par value Common Stock authorized. Each transaction in Fund shares was at the net asset value of $1.00 per share. The dollar amount represented is the same as the shares shown below for such transactions.

                                        For the year ended August 31,
                                       ------------------------------
                                            2003            2002
                                       --------------  --------------
         Shares sold..................  5,290,394,643   5,347,712,722
         Shares issued to shareholders
          in reinvestment of dividends     10,741,531      29,390,594
         Less shares repurchased...... (5,361,147,000) (5,640,503,196)
                                       --------------  --------------
         Net increase (decrease) in
          capital shares..............    (60,010,826)   (263,399,880)
                                       ==============  ==============

                         INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholders of Hilliard-Lyons Government Fund, Inc.:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Hilliard-Lyons Government Fund, Inc. (the "Fund") as of August 31, 2003, and the related statement of operations for the year then ended and the statement of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights for each of the three years in the period ended August 31, 2001 were audited by other auditors whose report, dated October 2, 2001, expressed an unqualified opinion on those statements.

We conducted our audits in accordance with the auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Hilliard-Lyons Government Fund, Inc. as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets and its financial highlights for each of the two years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
October 8, 2003

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                         MANAGEMENT INFORMATION CHART
                                  (UNAUDITED)

                                                                                                  Number of
                                                                                                Portfolios in     Other
                                             Term of Office                                     Fund Complex  Directorships
                             Positions Held  and Length of         Principal Occupation(s)       Overseen by     Held by
    Name and Address     Age With The Fund    Time Served          During Past Five Years         Director      Director
    ----------------     --- -------------- ----------------- --------------------------------- ------------- -------------
J. Robert Shine**....... 79    Director     Indefinite; since      Chairman and Certified             1           None
222 East Market Street                       October 17,1989         Public Accountant,
New Albany, IN 47150                                              Monroe, Shine & Co., Inc.

Samuel G. Miller**...... 78    Director     Indefinite; since       Retired, Chairman of              1           None
402 Wynfield Close Court                     March 26, 1987           Vineyard Village
Louisville, KY 40206

Lindy B. Street**....... 57    Director     Indefinite; since      Retired, former Senior             1           None
406 Wynfield Close Court                    November 2, 1999     Vice President of Marketing
Louisville, KY 40206                                            & Public Affairs of Columbia/
                                                                 HCA Healthcare Corporation

Joseph C. Curry, Jr.*... 58    President        Annually           Senior Vice President,            N/A          N/A
Hilliard Lyons Center                                         J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202

Dianna P. Wengler*...... 43      Vice           Annually               Vice President,               N/A          N/A
Hilliard Lyons Center        President and                    J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202           Treasurer

Stephanie J. Ferree*.... 25    Secretary        Annually         Mutual Fund Administration          N/A          N/A
Hilliard Lyons Center                                         J.J.B. Hilliard, W.L. Lyons, Inc.
Louisville, KY 40202

* An "interested person", as defined by the Investment Company Act of 1940 **Member of Audit Committee

Additional information about the Fund's directors and officers is contained in the Statement of Additional Information ("SAI") constituting Part B of the Fund's Registration Statement on Form N-1A filed with the SEC. The most recent post-effective amendment to that Registration Statement is available electronically at the SEC's Internet web site, www.sec.gov and at the Adviser's web site, www.hilliard.com. The Fund will also furnish a copy of the SAI portion of the Registration Statement, without charge, to any shareholder who requests by calling the Adviser at (888) 878-7845 (toll-free).

--------
A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling the Adviser toll-free at (888) 878-7845 or is available on the Adviser's web site, www.hilliard.com. This information will also be available after January 1, 2004 on the SEC's web site, www.sec.gov.

                     HILLIARD-LYONS GOVERNMENT FUND, INC.

                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                       Investment Adviser, Administrator
                                and Distributor

                       J.J.B. Hilliard, W.L. Lyons, Inc.
                             Hilliard Lyons Center
                          Louisville, Kentucky 40202
                                (502) 588-8400

                         Custodian and Transfer Agent

                      State Street Bank and Trust Company
                              225 Franklin Street
                                 P.O. Box 1912
                          Boston, Massachusetts 02105

                                 Legal Counsel

                             Frost Brown Todd LLC
                      400 West Market Street, 32nd Floor
                          Louisville, Kentucky 40202

                                  Independent
                              Public Accountants

                             Deloitte & Touche LLP
                              200 Berkeley Street
                          Boston, Massachusetts 02116

                            DIRECTORS AND OFFICERS

                              BOARD OF DIRECTORS
                               Samuel G. Miller
                                J. Robert Shine
                                Lindy B. Street

                                   OFFICERS
                       Joseph C. Curry, Jr. - President

                      Dianna P. Wengler - Vice President
                                 and Treasurer

                        Stephanie J. Ferree - Secretary

                                Hilliard-Lyons
                             Government Fund, Inc.
                                 Annual Report
                                August 31, 2003
[LOGO] BEAR AND BULL(R)

ITEM 2.  CODE OF ETHICS.

         As of August 31, 2003, the Hilliard-Lyons Government Fund, Inc. has adopted a code of ethics that applies to its principal executive officer and principal financial officer. A copy of the registrant's code of ethics is filed herewith as exhibit (a)(1).

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

         The Board of Directors of the Hilliard-Lyons Government Fund, Inc. has determined that there is a financial expert serving on the audit committee. Mr. J. Robert Shine is the audit committee financial expert and is considered to be independent in accordance with Commission rules.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

         Not required for annual reports filed for periods ending before December 15, 2003.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

         Not applicable to open-end investment companies.

ITEM 6.  [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

         Not applicable to open-end investment companies.

ITEM 8   [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

         (a) Within the 90-day period prior to the filing of this report, the registrant's management carried out an evaluation, with the participation of the Chief Executive Officer and Chief Financial Officer, of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940). Based on their evaluation, the Chief Executive Officer and Chief Financial Officer believe that the registrant's disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the registrant's management, including the registrant's President and Treasurer as appropriate to allow timely decisions regarding required disclosure.

         (b) There have been no changes in the registrant's internal control over financial reporting during the registrant's most recent fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

         (a)(1) Any code of ethics or amendment thereto. Filed herewith.

         (a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940. Filed herewith.

         (b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940. Furnished herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               HILLIARD-LYONS GOVERNMENT FUND, INC.

By (Signature and Title)   /s/ Joseph C. Curry Jr.
                           ----------------------------------------------
                           Joseph C. Curry Jr.
                           President

Date: November 5, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Dianna P. Wengler
                           ----------------------------------------------
                           Dianna P. Wengler
                           Vice President and Treasurer

Date: November 5, 2003

By (Signature and Title)   /s/ Joseph C. Curry Jr.
                           ----------------------------------------------
                           Joseph C. Curry Jr.
                           President
Date: November 5, 2003